Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Contract Assets and Trade and Other Receivables (Detail) - Trade and other receivables [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets at beginning of period	$ 2,614	$ 2,812
Allowance for impairment	837	349
Reversal of allowance for impairment		(165)
Amounts written off against the allowance	(201)	(195)
Effects of movement in exchange rate	(51)	(187)
Allowance account for credit losses of financial assets at end of period	$ 3,199	$ 2,614